Federal Home Loan Bank Advances (Tables)	12 Months Ended
Dec. 31, 2012
Federal Home Loan Bank Advances and Interest-Bearing Time Deposits [Abstract]
Aggregate annual maturities of Federal Home Loan Bank advances
($ in thousands)	Debt

2013	$5,000
2014	8,500
2015	-
2016	2,500
2017 and thereafter	5,000
Total	$21,000